14. INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards		$ 289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000
Inventory - 263A adjustment	569,000
Lease Impairment	85,000
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000
Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment		(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)
Net deferred tax asset